Consolidated Statements Of Convertible Preferred Stock And Stockholders' Equity (Deficit) (USD $) In Thousands	Series A Convertible Preferred Stock [Member]	Series B Convertible Preferred Stock [Member]	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Other Comprehensive Income [Member]	Accumulated Deficit [Member]	Total
Balance, Value at Dec. 31, 2007	$ 76,955	$ 0	$ 1	$ 150	$ 2	$ (33,079)	$ (32,926)
Shares, outstanding, Balance at Dec. 31, 2007	77,891	0	1,345
Comprehensive loss:
Unrealized loss on investments	0	0	0	0	(2)	0	(2)
Net loss and comprehensive loss	0	0	0	0	0	(45,570)	(45,570)
Comprehensive loss							(45,572)
Issuance of common stock in conjunction with exercise of stock options, value	0	0	0	2	0	0	2
Issuance of common stock in conjunction with exercise of stock options, shares	0	0	1
Vesting of early exercised stock options, value	0	0	0	43	0	0	43
Vesting of early exercised stock options shares	0	0	0
Stock-based compensation	0	0	0	919	0	0	919
Balance, Value at Dec. 31, 2008	76,955	0	1	1,114	0	(78,649)	(77,534)
Shares, outstanding, Balance at Dec. 31, 2008	77,891	0	1,346
Comprehensive loss:
Net loss and comprehensive loss	0	0	0	0	0	(45,889)	(45,889)
Issuance of common stock in conjunction with exercise of stock options, value	0	0	0	97	0	0	97
Issuance of common stock in conjunction with exercise of stock options, shares	0	0	98
Stock-based compensation	0	0	0	1,026	0	0	1,026
Issuance of Series B convertible preferred stock for cash at $1.10 per share, net of issuance costs of $774, shares	0	50,636	0
Issuance of Series B convertible preferred stock for cash at $1.10 per share, net of issuance costs of $774, value	0	54,930	0	0	0	0	0
Issuance of Series B convertible preferred stock from conversion of convertible notes, net of issuance costs of $30 - value	0	15,228	0	0	0	0	0
Issuance of Series B convertible preferred stock from conversion of convertible notes, net of issuance costs of $30 - shares	0	13,871	0
Beneficial conversion feature from issuance of convertible notes, value	0	3,009	0	0	0	0	0
Beneficial conversion feature from issuance of convertible notes, shares	0	0	0
Issuance of warrants for Series B convertible stock- value	0	(810)		0	0	0	0
Issuance of warrants for Series B convertible stock - shares	0	0	0
Balance, Value at Dec. 31, 2009	76,955	72,357	1	2,237	0	(124,538)	(122,300)
Shares, outstanding, Balance at Dec. 31, 2009	77,891	64,507	1,444
Comprehensive loss:
Net loss and comprehensive loss	0	0	0	0	0	(73,564)	(73,564)
Issuance of common stock in conjunction with exercise of stock options, value	0	0	0	71	0	0	71
Issuance of common stock in conjunction with exercise of stock options, shares	0	0	0
Vesting of early exercised stock options, value	0	0	0	59	0	0	59
Vesting of early exercised stock options shares	0	0	23
Stock-based compensation	0	0	0	2,507	0	0	2,507
Issuance of Series B convertible preferred stock from conversion of convertible notes, net of issuance costs of $30 - shares	0	0	3,874
Conversion of convertible preferred stock to common stock at initial public offering, value	(76,955)	(72,357)	14	149,298	0	0	149,312
Conversion of convertible preferred stock to common stock at initial public offering, shares	(77,891)	(64,507)	14,240
Issuance of common stock from conversion of convertible notes, net of issuance costs of $18 ,value	0	0	5	15,472	0	0	15,477
Issuance of common stock from initial public offering, net of issuance costs of $6,013, value	0	0	14	51,719	0	0	51,733
Issuance of common stock from initial public offering, net of issuance costs of $6,013, shares	0	0	14,436
Beneficial conversion feature from issuance of convertible notes, value	0	0	0	4,696	0	0	4,696
Beneficial conversion feature from issuance of convertible notes, shares	0	0	0
Conversion of warrants from warrants for preferred stock to warrants for common stock	0	0	0	743	0	0	743
Conversion of warrants from warrants for preferred stock to warrants for common stock, shares	0	0	0
Balance, Value at Dec. 31, 2010	0	0	34	226,802	0	(198,102)	28,734
Shares, outstanding, Balance at Dec. 31, 2010	0	0	34,017
Comprehensive loss:
Net loss and comprehensive loss	0	0	0	0	0	(38,161)	(38,161)
Issuance of common stock in conjunction with exercise of stock options, value	0	0	0	14	0	0	14
Issuance of common stock in conjunction with exercise of stock options, shares	0	0	5
Vesting of early exercised stock options, value	0	0	0	12	0	0	12
Vesting of early exercised stock options shares	0	0	0
Stock-based compensation	0	0	0	2,183	0	0	2,183
Warrants for common stock- value	0	0	0	76	0	0	76
Warrants for common stock - shares	0	0	0
Balance, Value at Jun. 30, 2011	$ 0	$ 0	$ 34	$ 229,087	$ 0	$ (236,263)	$ (7,142)
Shares, outstanding, Balance at Jun. 30, 2011	0	0	34,022